FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          599 Lexington Avenue
                  35th Floor
                  New York, New York 10022

13F File Number:  __________________

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christian Leone
Title:  Manager of General Partner
Phone:  (212) 373-8930

Signature, Place, and Date of Signing:

/s/ Christian Leone
-------------------
(Signature)

New York, New York
------------------
(City, State)

February 14, 2005
-----------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $314,167(thousands)

List of Other Included Managers:

         None

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                                                                      FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/04                       Name of Reporting Manager:  Luxor Capital Group, LP

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

AFFIRMATIVE INSURANCE HOLDINGS  COM               008272106   19,753   1,173,000  SH        SOLE              1,173,000  0     0
ANNTAYLOR STORES CORP           COM               036115103    5,167     240,000  SH        SOLE                240,000  0     0
AUTOZONE INC                    COM               053332102    5,479      60,000  SH        SOLE                 60,000  0     0
BKF CAP GROUP INC               COM               05548G102    7,229     190,750  SH        SOLE                190,750  0     0
CALPINE CORP                    COM               131347956      473     120,000  SH  PUT   SOLE                120,000  0     0
CARLISLE HOLDINGS LTD.          ORD               P21277101       22       3,000  SH        SOLE                  3,000  0     0
CCA INDS INC                    COM               124867102    1,543     134,877  SH        SOLE                134,877  0     0
CONSOLIDATED TOMOKA LD CO       COM               210226106      906      21,060  SH        SOLE                 21,060  0     0
CORRECTIONAL SERVICES CORP      COM               219921103      401     138,200  SH        SOLE                138,200  0     0
DIAMONDS TR                     UNIT SER 1        252787106   11,234     104,494  SH        SOLE                104,494  0     0
FOX ENTMT GROUP INC             CL A              35138T107   14,540     465,143  SH        SOLE                465,143  0     0
HAMPSHIRE GROUP LTD.            COM               408859106    1,654      51,300  SH        SOLE                 51,300  0     0
IDACORP INC                     COM               451107106      805      26,322  SH        SOLE                 26,322  0     0
INTERNATIONAL STL GROUP INC     COM               4603779CG    9,167     226,000  SH  CALL  SOLE                226,000  0     0
INTERNATIONAL STL GROUP INC     COM               460377104    9,706     239,300  SH        SOLE                239,300  0     0
INVESTOOLS INC                  COM               46145P103    6,683   1,965,700  SH        SOLE              1,965,700  0     0
IPSCO INC                       COM               462622101   26,486     554,100  SH        SOLE                554,100  0     0
ISHARES TR                      RUSSELL 2000      464287955   36,830     284,400  SH  PUT   SOLE                284,400  0     0
M & F WORLDWIDE CORP            COM               552541104    1,975     145,000  SH        SOLE                145,000  0     0
MAXXAM INC                      COM               577913106   22,549     687,480  SH        SOLE                687,480  0     0
MCGRAW HILL COS INC             COM               580650109    5,624     190,400  SH        SOLE                190,400  0     0
MELLON FINL CORP                COM               58551A108    6,346     204,000  SH        SOLE                204,000  0     0
NTL INC DEL                     COM               62940M904    2,371      32,500  SH  CALL  SOLE                 32,500  0     0
NTL INC DEL                     COM               62940M104    3,825      52,430  SH        SOLE                 52,430  0     0
PG&E CORP                       COM               69331C108    4,682     140,700  SH        SOLE                140,700  0     0
POSCO                           SPONSORED ADR     693483109   62,240   1,397,700  SH        SOLE              1,397,700  0     0
RESOURCE AMERICA INC.           CL A              761195205      403      12,413  SH        SOLE                 12,413  0     0
SAUCONY INC.                    CL B              804120202    3,587     132,600  SH        SOLE                132,600  0     0
SK TELECOM LTD                  SPONSORED ADR     78440P108    6,341     285,000  SH        SOLE                285,000  0     0
STREETTRACKS GOLD TR            GOLD SHS          863307104   23,906     545,800  SH        SOLE                545,800  0     0
TELEWEST GLOBAL                 COM               87956T107      841      47,844  SH        SOLE                 47,844  0     0
UNIVERSAL STAINLESS & ALLOY     COM               913837100    4,923     331,500  SH        SOLE                331,500  0     0
USA MOBILITY INC                COM               90341G103    6,474     183,336  SH        SOLE                183,336  0     0


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